UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23418

John Hancock GA Mortgage Trust

(Exact name of registrant as specified in charter)

197 Clarendon Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Heidi Knapp

Treasurer

197 Clarendon Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-572-6231

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS

John Hancock GA Mortgage Trust
Semi-Annual Report
June 30, 2021

John Hancock GA Mortgage Trust
June 30, 2021

John Hancock GA Mortgage Trust
Portfolio summary 6-30-21 (unaudited)

Portfolio Composition as of 6-30-21 (% of net assets)
Commercial mortgage loans	93.6
U.S. Government	2.8
Short-term investments and other	3.6
Top 10 Issuers as of 6-30-21 (% of net assets)
POP 3 Ravinia LLC	7.8
Regent Garden Associates LLC	7.3
One Biscayne Tower LLC	6.9
Downtown Woodinville LLC	4.1
U.S. Treasury	2.8
Voyager RV Resort MHC	2.6
5021 St. LLC	2.3
LB PCH Associates LLC	2.1
THF Greengate Development LP	1.9
Plaza Inv. LP	1.8
TOTAL	39.6
Cash and cash equivalents are not included.

John Hancock GA Mortgage Trust
Portfolio of investments 6-30-21 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Commercial mortgage loans (A) 93.6%				$1,655,186,863
(Cost $1,545,010,736)
1131 Wilshire Boulevard LLC	3.520	05-01-31	4,692,629	4,739,537
1360 Summitridge RS LLC	3.500	09-01-30	4,500,000	4,623,930
1419 Potrero LLC	3.660	09-01-30	5,719,140	5,725,797
1600 Dove LP + GS 1600 Dove LLC	3.670	06-01-31	4,500,000	4,643,361
1635 Divisadero Medical Building LLC	3.950	06-01-30	5,817,441	6,117,988
1635 Divisadero Medical Building LLC	6.000	06-01-30	11,338,060	13,712,725
192 Investors LLC	3.750	08-01-29	17,000,000	18,887,272
5021 St. LLC	4.390	09-01-40	33,354,245	40,478,945
655 Kelton LLC	2.270	04-01-31	5,179,794	5,109,628
701 Cottontail Lane Associates LLC	3.680	04-01-46	4,481,642	4,441,800
801 West End Avenue Corp.	2.440	04-01-31	5,500,000	5,407,705
900 Wilshire Boulevard LLC	3.080	07-01-31	11,600,000	11,917,193
Accord/Pac Members LLC	3.500	09-01-40	8,763,815	8,723,922
American Fork OW LLC	2.900	02-10-36	5,500,000	5,462,331
Americana on the River LLC	2.970	05-01-36	5,590,341	5,656,955
Aventura at Mid Rivers LLC	2.390	02-01-31	4,664,124	4,631,550
Aventura at Richmond LLC	2.210	01-01-31	4,059,663	3,996,921
Avondale Siesta Pointe Apartments LP	2.550	03-01-33	3,579,953	3,521,109
Bandicoot LLC	2.950	06-01-30	15,000,000	15,391,440
Berkshire Apartments LLC	2.660	03-01-46	6,156,184	6,111,976
Beverly West Square Associates LP	5.560	12-01-30	8,655,096	10,350,907
Burroughs LPM LP	2.980	01-01-36	12,853,127	12,673,466
BW Logan LLC	6.370	04-01-28	3,378,066	3,975,892
Capri Apartments LLC	3.360	04-01-30	6,500,000	6,955,176
Carriage Way LLC	3.520	08-01-31	4,000,000	4,082,923
Castlewood Associates LLC	2.870	04-01-31	5,000,000	5,020,805
Chandler Property Development Associates LP	2.550	03-01-33	7,756,565	7,629,070
CIP Group of Homestead LLC	3.060	06-01-33	6,800,000	6,859,378
CJ's Pinemeadows Apartments LP	3.380	07-01-41	10,000,000	10,303,410
CLAGB LLC	2.680	02-01-36	5,956,364	5,843,342
Columbia Cochran Commons LLC	5.790	03-01-24	3,894,582	4,343,717
Copperstone Apartments LP	2.880	04-01-39	6,000,000	6,062,959
Corp. Center West Associates LLC	3.650	04-01-35	12,500,000	13,525,775
CR Ballantyne LLC	3.290	06-01-36	6,200,000	6,464,349
Creekside at Amherst Apartments LLC	3.380	09-01-31	11,583,407	12,534,011
Delphi Investors LLC	2.520	01-01-31	9,907,222	9,761,358
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	73,404,110
Draper Southpoint Apartments LLC	2.520	04-01-31	5,977,637	5,888,606
DTN Waters House LLC	3.300	08-01-31	5,300,000	5,399,063
Eastwood Apartments of Springdale LP	2.490	01-01-36	2,735,498	2,699,045
Edgewater Park Real Estate Associates LLC	2.890	09-01-36	8,400,000	8,652,266
Edgewater Partnership LP	5.200	04-01-25	2,489,426	2,003,507
Edina Crosstown Medical LLC	3.230	06-01-41	13,700,000	14,349,860
Elizabeth Lake Estates LLC	2.920	05-01-31	5,190,954	5,246,274
Fairgrounds Apartments LP	2.490	01-01-36	3,126,284	3,084,623
Forest Meadows Villas, Ltd.	2.770	12-01-35	2,347,165	2,300,379
Fountainview Terrace Apartments	2.900	07-01-41	4,500,000	4,625,694
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	9,560,945
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Portfolio of investments 6-30-21 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Gadberry Courts LP	3.330	05-01-32	6,947,857	$7,153,777
GALTG Partners LP	6.850	07-01-25	17,810,009	21,356,463
Gateway MHP, Ltd.	3.950	07-01-29	9,653,258	10,775,768
Georgetown Mews Owners Corp.	2.870	01-01-36	7,360,140	7,235,114
Grande Apartments LP	3.380	07-01-41	8,700,000	8,963,967
Greenhouse Apartments LP	3.380	07-01-41	10,000,000	10,303,410
Harborgate LLC	2.610	01-01-31	9,907,918	9,786,764
Industry West Commerce Center LLC	2.810	03-01-41	9,946,697	9,689,625
JGK Garden Grove LP	2.790	02-01-32	3,500,000	3,514,567
Joliet Hillcrest Shopping Center LLC	3.700	06-01-25	10,473,328	11,194,574
Kimberly Partners of Albany LP	2.920	12-01-30	5,030,198	4,981,576
KIR Torrance LP	3.375	10-01-22	22,245,581	23,059,724
La Costa Vista LLC	2.610	04-01-31	4,981,644	4,911,527
Lassen Associates LLC	3.020	07-01-31	5,300,000	5,550,144
LB PCH Associates LLC	4.140	10-01-25	29,006,711	32,050,559
LB PCH Associates LLC	4.680	10-01-25	4,272,222	4,684,163
Manoa Shopping Center Associates LP	7.060	03-01-30	6,697,083	8,413,305
Medical Oaks Pavilion PH III, Ltd.	3.000	11-01-40	10,274,435	10,144,309
Meramec Station Big Bend Investors LLC	2.780	05-01-41	4,785,025	4,802,323
Mesa Broadway Property LP	2.550	03-01-33	4,773,271	4,694,813
Mill Pond, Ltd.	2.870	06-01-36	7,200,000	7,261,394
National City Plaza	4.110	03-01-35	8,600,000	9,382,153
Northbridge Park Company OP, Inc.	3.640	06-01-51	9,700,000	10,165,755
Northland Monterra LLC	2.890	07-01-31	13,500,000	13,874,312
Northridge Garden Associates LLC	3.020	07-01-31	5,300,000	5,550,144
Nostalgia Properties LLC	3.040	05-01-31	16,600,000	16,886,250
Olympic Mills Commerce Center LLC	4.060	03-01-36	11,747,859	13,476,251
One Biscayne Tower LLC	3.260	08-01-26	115,000,000	122,499,955
Orangewood Properties, Ltd.	2.940	07-01-31	8,600,000	8,798,161
Pademelon LLC	3.000	06-01-30	6,000,000	6,175,914
Parc Center Drive Joint Venture	5.480	02-01-32	2,547,170	3,048,792
Penndel Apartments LP	3.270	06-01-31	5,800,000	5,922,183
Pepperwood Apartments LLC	2.890	10-01-30	3,500,000	3,442,177
PIRET NC Property LP	3.400	07-01-25	28,580,042	30,486,960
Plantation Crossing Apartments LLC	3.040	10-01-31	5,100,000	5,156,402
Platypus LLC	2.950	06-01-30	4,000,000	4,107,624
Plaza Inv. LP	3.910	05-01-26	28,843,979	31,701,668
Plum Grove Rolling Meadows LLC	2.920	03-01-36	3,500,000	3,457,171
POP 3 Ravinia LLC	4.460	01-01-42	115,500,000	138,722,084
Price Greenbriar Plano LLC	3.240	05-01-31	8,000,000	8,225,088
Raamco Broadwater LLC	3.090	07-01-31	4,400,000	4,493,355
Regency Apartments Vancouver LLC	2.250	04-01-31	4,980,507	4,935,777
Regent Garden Associates LLC	3.250	03-10-35	122,072,281	129,911,885
Rep 2035 LLC	3.260	12-01-35	17,000,000	16,651,874
Richmar II Apartments LLC	2.930	08-01-36	10,000,000	10,315,505
Rose Gardens Senior LP	3.330	05-01-32	8,709,285	8,967,411
S/K 53 Brunswick Associates LLC	3.160	04-01-31	6,478,268	6,399,628
Sebring Associates/Excelsior Two LLC	2.950	03-08-51	9,947,949	9,749,915
SF Mansfield LLC	2.990	04-01-33	5,000,000	4,924,360
SF Stapleton LLC	2.850	03-01-31	4,680,000	4,594,787
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Portfolio of investments 6-30-21 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Silverado Ranch Centre LLC	7.500	06-01-30	6,502,311	$8,201,696
Skotdal Mutual LLC	2.860	06-15-31	6,600,000	6,773,455
Spring Park Apartments	3.440	10-01-31	17,100,000	18,084,105
St. Indian Ridge LLC	6.590	08-01-29	5,586,849	6,741,198
Stony Island Plaza	3.620	10-01-34	5,700,000	6,065,997
Styertowne Shopping Center LLC	6.060	03-01-24	13,465,557	15,044,285
Sunnyside Marketplace LLC	3.420	04-01-30	7,329,290	7,751,545
Switch Building Investors II LP	2.690	06-01-36	5,000,000	5,167,540
The Enclave LLC	2.940	05-01-31	5,000,000	5,036,190
The Fairways at Derby Apartments, Ltd.	2.560	01-01-37	6,558,034	6,494,545
The Links at Columbia LP	2.720	05-01-41	18,641,278	18,491,142
The Links at Rainbow Curve LP	4.300	10-01-22	15,740,424	16,434,640
THF Greengate Development LP	6.320	10-01-25	28,457,374	33,695,693
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	12,126,695	15,146,957
Trail Horse Partners LLC	2.690	04-01-31	6,476,456	6,385,689
Tualatin Industrial Invest LLC	3.580	09-01-29	12,500,000	13,519,975
Valley Square I LP	5.490	02-01-26	16,350,749	18,054,546
Villages at Clear Springs Apartments	3.340	10-01-29	15,000,000	15,864,750
Volunteer Parkridge LLC	3.020	05-01-31	5,500,000	5,566,264
Voyager RV Resort MHC	4.100	06-01-29	40,515,875	45,295,290
Warehouse Associates Corp. Centre Shepherd, Ltd.	3.140	02-01-31	8,700,000	8,620,830
Warwick Devco LP	2.880	07-01-33	7,200,000	7,371,346
WG Opelousas LA LLC	7.290	05-01-28	1,378,980	1,725,806
White Oak Subsidiary LLC	4.900	07-01-24	8,127,400	9,052,908
White Oak Subsidiary LLC	8.110	07-01-24	13,167,090	15,858,996
Windsor Place Apartments	3.530	02-01-32	9,200,000	9,813,309
Woodlane Place Townhomes LLC	2.900	05-05-35	9,769,748	9,980,276
Woods I LLC	3.100	07-01-30	7,359,025	7,565,247
Woods Mill Park Apartments LLC	2.610	02-01-41	5,034,961	4,955,248
WPC Triad LLC	2.960	04-01-31	5,000,000	4,904,510
Yacoel Properties I LLC	3.420	07-01-31	5,800,000	6,068,483

U.S. Government and Agency obligations 2.8%				$50,031,748
(Cost $49,590,230)
U.S. Government 2.8%				50,031,748
U.S. Treasury
Note	1.125	02-15-31	25,600,000	24,852,000
Note	1.625	05-15-31	24,800,000	25,179,748

	Yield* (%)	Maturity date	Par value^	Value

Short-term investments 6.7%				$118,629,644
(Cost $118,630,718)
U.S. Government 3.5%				61,597,184
U.S. Treasury Bill	0.003	07-15-21	10,000,000	9,999,825
U.S. Treasury Bill	0.004	07-20-21	4,000,000	3,999,894
U.S. Treasury Bill	0.006	07-13-21	13,500,000	13,499,809
U.S. Treasury Bill	0.010	07-15-21	5,800,000	5,799,899
U.S. Treasury Bill	0.011	07-27-21	5,300,000	5,299,847
U.S. Treasury Bill	0.013	07-29-21	8,400,000	8,399,688
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Portfolio of investments 6-30-21 (unaudited)

	Yield* (%)	Maturity date	Par value^	Value

U.S. Government (continued)
U.S. Treasury Bill	0.021	09-02-21	5,100,000	$5,099,531
U.S. Treasury Bill	0.050	08-26-21	6,000,000	5,999,585
U.S. Treasury Bill	0.053	12-23-21	3,500,000	3,499,106

	Yield (%)	Shares	Value
Short-term funds 3.2%			57,032,460
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(B)	57,032,460	57,032,460

Total investments (Cost $1,713,231,684) 103.1%	$1,823,848,255
Other assets and liabilities, net (3.1%)	(54,854,658)
Total net assets 100.0%	$1,768,993,597

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 6-30-21, the aggregate cost of investments for federal income tax purposes was $1,713,511,569. Net unrealized appreciation aggregated to $110,336,686, of which $114,529,368 related to gross unrealized appreciation and $4,192,682 related to gross unrealized depreciation.
The accompanying notes are an integral part of the financial statements.

Financial statements
John Hancock GA Mortgage Trust
Statement of assets and liabilities 6-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,713,231,684)	$1,823,848,255
Cash	11,600,000
Interest receivable	4,467,594
Receivable for fund shares issued	15,000,000
Other assets	18,929
Total assets	1,854,934,778
Liabilities
Distributions payable	11,280,302
Payable for investments purchased	73,201,327
Payable to affiliates
Investment management fees	931,057
Trustees' fees	1,145
Other liabilities and accrued expenses	527,350
Total liabilities	85,941,181
Net assets	$1,768,993,597
Net assets consist of
Paid-in capital	$1,659,713,299
Total distributable earnings	109,280,298
Net assets	$1,768,993,597
Net asset value per share
Based on 83,499,234 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$21.19
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Statement of operations for the six months ended 6-30-21(unaudited)

Investment income
Interest	$24,323,250
Other income	510,384
Total investment income	24,833,634
Expenses
Investment management fees	1,760,581
Accounting and legal services fees	299,534
Transfer agent fees	29,919
Trustees' fees	33,753
Custodian fees	177,882
Mortgage servicing fees	120,276
Professional fees	380,844
Other	54,071
Total expenses	2,856,860
Net investment income	21,976,774
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(3,381,145)
(3,381,145)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(36,583,600)
(36,583,600)
Net realized and unrealized loss	(39,964,745)
Decrease in net assets from operations	$(17,987,971)
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Statement of changes in net assets

	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
Increase (decrease) in net assets
From operations
Net investment income	$21,976,774	$39,215,403
Net realized gain (loss)	(3,381,145)	19,582,366
Change in net unrealized appreciation (depreciation)	(36,583,600)	74,955,115
Increase (decrease) in net assets resulting from operations	(17,987,971)	133,752,884
Distributions to shareholders
From net investment income and net realized gain	(19,212,590)	(57,834,240)
From tax return of capital	—	(71,857,660)
Total distributions	(19,212,590)	(129,691,900)
From fund share transactions
Fund shares issued	265,000,000	330,000,000
Total increase	227,799,439	334,060,984
Net assets
Beginning of period	1,541,194,158	1,207,133,174
End of period	$1,768,993,597	$1,541,194,158
Share activity
Shares outstanding
Beginning of period	70,818,797	55,767,276
Shares issued	12,680,437	15,051,521
End of period	83,499,234	70,818,797
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Statement of cash flows for the six months ended 6-30-21 (unaudited)

Cash flows from operating activities
Net decrease in net assets from operations	$(17,987,971)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(705,590,121)
Long-term investments sold	359,037,482
Net purchases and sales in short-term investments	(25,066,677)
Net amortization of premium (discount)	671,237
(Increase) Decrease in assets:
Interest receivable	(834,293)
Receivable for investments sold	47,189,309
Other assets	(18,929)
Increase (Decrease) in liabilities:
Payable for investments purchased	(2,679,860)
Payable to affiliates	(321,918)
Other liabilities and accrued expenses	158,382
Net change in unrealized (appreciation) depreciation on:
Investments	36,583,600
Net realized (gain) loss on:
Investments	3,381,145
Net cash used in operating activities	$(305,478,614)
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(7,932,288)
Fund shares issued	325,000,000
Net cash flows provided by financing activities	$317,067,712
Net increase in cash	$11,589,098
Cash at beginning of period	$10,902
Cash at end of period	$11,600,000
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Financial highlights

Period ended	6-30-21[1]	12-31-20	12-31-19[2]
Per share operating performance
Net asset value, beginning of period	$21.76	$21.65	$20.00
Net investment income[3]	0.29	0.65	0.67
Net realized and unrealized gain (loss) on investments	(0.62)	1.56	1.74
Total from investment operations	(0.33)	2.21	2.41
Less distributions
From net investment income	(0.24)	(0.69)	(0.65)
From net realized gain	—	(0.22)	(0.11)
From tax return of capital	—	(1.19)	—
Total distributions	(0.24)	(2.10)	(0.76)
Net asset value, end of period	$21.19	$21.76	$21.65
Total return (%)	(1.53)[4]	11.00	12.12[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,769	$1,541	$1,207
Ratios (as a percentage of average net assets):
Expenses	0.36[5]	0.39	0.40[5]
Net investment income	2.75[5]	2.98	3.27[5]
Portfolio turnover (%)	24	33	47

[1]	Six months ended 6-30-21. Unaudited.
[2]	Period from 1-11-19 (commencement of operations) to 12-31-19.
[3]	Based on average daily shares outstanding.
[4]	Not annualized.
[5]	Annualized.
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-21 (unaudited)

1. Organization
John Hancock GA Mortgage Trust (the fund) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a closed-end, non-diversified management investment company. The investment objective of the fund is to generate current income, and to a lesser extent, capital appreciation.
The fund is only offered to “accredited investors” within the meaning of Regulation D under the Securities Act of 1933 (the 1933 Act), non-U.S. investors within the meaning of Regulation S under the 1933 Act, and other investors eligible to invest in a private placement.
2. Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are valued at the end of each month at a minimum. The Board of Trustees oversees the process of the fund’s valuation of its portfolio securities, assisted by the fund’s Pricing Committee (composed of officers of the Trust), which calculates fair value determinations pursuant to procedures adopted by the Board. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. In connection with that determination, portfolio valuations will be prepared in accordance with the fund’s valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.
Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.
For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized US GAAP valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-21 (unaudited)

own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2021 by major security category or type:
	Total value at 6-30-21	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Commercial mortgage loans	$1,655,186,863	—	—	$1,655,186,863
U.S. Government and Agency obligations	50,031,748	—	$50,031,748	—
Short-term investments	118,629,644	$57,032,460	61,597,184	—
Total investments in securities	$1,823,848,255	$57,032,460	$111,628,932	$1,655,186,863
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Commercial mortgage loans
Balance as of 12-31-20	$1,364,756,773
Purchases	340,741,698
Sales	(12,106,017)
Realized gain (loss)	(401,169)
Net amortization of (premium) discount	(821,542)
Change in unrealized appreciation (depreciation)	(36,982,880)
Balance as of 6-30-21	$1,655,186,863
Change in unrealized at period end*	$(36,983,479)
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-21 (unaudited)

	Fair Value at 6-30-21	Valuation technique	Significant unobservable inputs	Input/Range	Input weighted average*
Commercial mortgage loans	$1,655,186,863	Discounted cash flow	Discount rate	0.37% - 7.92%	2.40%
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of June 30, 2021 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
Commercial mortgage loans. The fund invests in commercial mortgage loans, and to a lesser extent, mezzanine loans and B-notes (to the extent permitted by the fund's investment restrictions), which are secured by multifamily, commercial or other properties and are subject to risks of delinquency and foreclosure and risks of loss. Commercial real estate loans are generally not fully amortizing, which means that they may have a significant principal balance or balloon payment due on maturity. Full satisfaction of the balloon payment by a commercial borrower is heavily dependent on the availability of subsequent financing or a functioning sales market, as well as other factors such as the value of the property, the level of prevailing mortgage rates, the borrower’s equity in the property and the financial condition and operating history of the property and the borrower. In certain situations, and during periods of credit distress, the unavailability of real estate financing may lead to default by a commercial borrower. In addition, in the absence of any such takeout financing, the ability of a borrower to repay a loan secured by an income-producing property will depend upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Furthermore, the fund may not have the same access to information in connection with investments in commercial mortgage loans, either when investigating a potential investment or after making an investment, as compared to publicly traded securities.
Commercial mortgage loans are usually non-recourse in nature. Therefore, if a commercial borrower defaults on the commercial loan, then the options for financial recovery are limited in nature. To the extent the underlying default rates with respect to the pool or tranche of commercial real estate loans in which the fund directly or indirectly invests increase, the performance of the fund investments related thereto may be adversely affected. Default rates and losses on commercial loans will be affected by a number of factors, including global, regional and local economic conditions in the area where the properties are located, the borrower’s equity in the underlying property and/or assets and the financial circumstances of the borrower. A decline in specific real estate or credit markets may result in higher delinquencies and defaults. In the event of default, the lender will have no right to assets beyond collateral attached to the commercial mortgage loan. In certain instances, a negotiated settlement or an amendment to the terms of the commercial loan are

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-21 (unaudited)

the only options before an ultimate foreclosure on the commercial property. A foreclosure is costly and often protracted by litigation and bankruptcy restrictions. The ultimate disposition of a foreclosed property may also yield a price insufficient to cover the cost of the foreclosure process and the balance attached to the defaulted commercial loan.
In the event of any default under a mortgage or real estate loan held directly by the fund, it will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage or real estate loan, which could have a material adverse effect on the profitability of the fund. In the event of the bankruptcy of a mortgage or real estate loan borrower, the mortgage or real estate loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage or real estate loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law. Additionally, in the event of a default under any senior debt, the junior or subordinate lender generally forecloses on the equity, purchases the senior debt or negotiates a forbearance or restructuring arrangement with the senior lender in order to preserve its collateral.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Certain mortgage related fees, such as amendment fees and commitment fees, are recorded as Other income when earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Statement of cash flows. A Statement of cash flows is presented when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-21 (unaudited)

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to dividend redesignation.
3. Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
4. Fees and transactions with affiliates
Manulife Investment Management Private Markets (US) LLC (the Advisor) serves as investment advisor for the fund. The fund does not have a principal underwriter. The fund has entered into a Placement Agency Agreement with John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, to offer to sell shares of the fund. The Advisor and Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays an annual fee rate of 0.22% of average net assets, accrued daily and paid quarterly in arrears.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended June 30, 2021 amounted to an annual rate of 0.04% of the fund’s average net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
Co-investment. Pursuant to an Exemptive Order issued by the SEC on June 25, 2019, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Advisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. For example, the Advisor makes an independent determination of the appropriateness of the investment for the fund. Also, a “required majority” (as defined in the 1940 Act) of the fund’s independent trustees make certain conclusions in connection with a co-investment transaction as set forth in the order, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and shareholders and do not involve overreaching by the fund or shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the six months ended June 30, 2021, investments entered into by the fund pursuant to the exemptive order amounted to $326,800,000.

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-21 (unaudited)

5. Fund share transactions
Affiliates of the fund owned 100% of shares of the fund on June 30, 2021.
6. Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $340,700,000 and $12,106,017, respectively, for the six months ended June 30, 2021. Purchases and sales of U.S. Treasury obligations aggregated $364,890,121 and $346,931,465, respectively, for the six months ended June 30, 2021.
7. Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.

John Hancock GA Mortgage Trust
More information

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant did not participate in securities lending activities.

ITEM 13. EXHIBITS.

(a)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock GA Mortgage Trust

By:	/s/ Ian Roke
------------------------------
Ian Roke
President
Date:	August 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ian Roke
-------------------------------
Ian Roke
President
Date:	August 27, 2021
By:	/s/ Heidi Knapp
-------------------------------
Heidi Knapp
Treasurer and Chief Financial Officer
Date:	August 27, 2021